Document and Entity Information Document	Feb. 17, 2026	Jan. 29, 2026
Entity Information [Line Items]
Document Type		8-K
Document Period End Date		Feb. 17, 2026
Entity Registrant Name		BREAD FINANCIAL HOLDINGS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-15749
Entity Tax Identification Number		31-1429215
Entity Address, Address Line One		3095 LOYALTY CIRCLE
Entity Address, City or Town		COLUMBUS
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		43219
City Area Code		614
Local Phone Number		729-4000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001101215
Class of Stock [Axis]
Entity Information [Line Items]
Title of 12(b) Security	Depository Shares, Each Representing a 1/40th Interest in a Share of 8.625% Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	BFH PrA
Security Exchange Name	NYSE
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BFH
Security Exchange Name	NYSE